Genevant Agreement - Additional Information (Detail) - Collaboration and License Agreement [Member] - USD ($) $ in Millions	1 Months Ended	9 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Mar. 01, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments received		$ 0.0
Reimbursements received		$ 0.8
Genevant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment upon execution of the agreement	$ 2.5
Genevant [Member] | Potential Clinical Milestone Payments [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment receivable			$ 13.5
Genevant [Member] | Potential Regulatory and Development Milestone Payments [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment receivable			27.0
Genevant [Member] | Commercial Milestone [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment receivable			$ 57.0